Stockholders' Equity - Schedule of Outstanding Warrants (Detail) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Number	17,000	677,000
Investor [Member]
Number	9,000
Warrants exercise price	$ 717.5
Expiry date	Apr. 14, 2027
Investor One [Member]
Number	7,000	325,000
Warrants exercise price	$ 2,187.5	$ 20.5
Expiry date	Mar. 28, 2025	Apr. 14, 2027
Investor Two [Member]
Number		240,000
Warrants exercise price		$ 62.5
Expiry date		Mar. 28, 2025
Investor Three [Member]
Number		65,000
Warrants exercise price		$ 50
Expiry date		Aug. 16, 2024
NBTS [Member]
Number		3,000
Warrants exercise price		$ 54.5
Expiry date		Jun. 19, 2025
Agent [Member]
Number	1,000	32,000
Warrants exercise price	$ 1,159.2	$ 33.12
Expiry date	Oct. 14, 2026	Oct. 14, 2026
Agent One [Member]
Number		12,000
Warrants exercise price		$ 78.12
Expiry date		Mar. 28, 2025